Consolidated Balance Sheet Components - Other Liabilities, Noncurrent (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Tax and Other Liabilities, Noncurrent	$ 21,078	$ 14,706
Other liabilities, noncurrent	$ 21,078	$ 14,706